Long-Term Debt - Schedule of Total Amount of Liabilities Classified by Currency, Linkage Terms and Interest Rates (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule Of Debt [Line Items]
Long-term debt	$ 28,599	$ 38,906
In, or linked to, U.S. dollars [Member]
Schedule Of Debt [Line Items]
Long-term debt	8,394	9,574
Debt , Weighted-Average Interest Rate	1.96%	2.15%
In Israeli currency - linked to CPI [Member]
Schedule Of Debt [Line Items]
Long-term debt	$ 20,205	$ 29,332
Debt , Weighted-Average Interest Rate	5.80%	5.80%